UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: September 30, 2018

Date of reporting period: December 31, 2017

Item 1.  Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND DECEMBER 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS
GLOBAL BONDS – 95.6%

	Face Amount(1)		Value
Argentina – 3.3%
Letras del Banco Central de la Republica Argentina 29.235%, 05/16/2018(A)	ARS	500,000	$23,979
YPF 6.950%, 07/21/2027(B)		600,000	636,900

			660,879

Bahrain – 0.9%
Bahrain Government International Bond 7.500%, 09/20/2047(B)		200,000	190,968

Brazil – 7.5%
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	3,000,000	930,521
Petrobras Global Finance 8.750%, 05/23/2026		500,000	597,500

			1,528,021

Chile – 1.3%
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2043	CLP	140,000,000	260,181

China – 1.3%
State Grid Overseas Investment MTN 3.500%, 05/04/2027(B)		260,000	261,257

Colombia – 4.3%
Colombia Government International Bond 7.375%, 09/18/2037		140,000	189,140
Colombian TES 7.500%, 08/26/2026	COP	1,900,000,000	678,147

			867,287

Costa Rica – 1.0%
Costa Rica Government International Bond 7.158%, 03/12/2045(B)		200,000	210,000

Czech Republic – 1.9%
Czech Republic Government Bond 4.700%, 09/12/2022	CZK	7,000,000	386,646

Dominican Republic – 9.0%
Dominican Republic Central Bank Notes 11.000%, 01/05/2024(B)	DOP	14,500,000	325,175
Dominican Republic International Bond 7.500%, 05/06/2021(B)		1,380,000	1,505,924

			1,831,099

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND DECEMBER 31, 2017 (Unaudited)

GLOBAL BONDS – continued

	Face Amount(1)		Value
Egypt – 2.6%
Egypt Government International Bond MTN 7.500%, 01/31/2027(B)		200,000	$221,060
Egypt Treasury Bills 18.789%, 03/06/2018(A)	EGP	5,500,000	299,904

			520,964

Gabon – 1.2%
Gabon Government International Bond 6.375%, 12/12/2024(B)		240,000	243,262

Ghana – 0.5%
Ghana Government Bond 24.500%, 06/21/2021	GHS	350,000	92,126

Honduras – 1.3%
Honduras Government International Bond 8.750%, 12/16/2020(B)		240,000	268,908

Hungary – 2.3%
Hungary Government Bond 3.250%, 10/22/2031	HUF	115,000,000	471,395

Indonesia – 4.6%
Indonesia Treasury Bond 9.500%, 07/15/2031	IDR	10,500,000,000	940,494

Kazakhstan – 1.1%
Kazakhstan Temir Zholy Finance 6.950%, 07/10/2042(B)		200,000	234,054

Malaysia – 2.8%
Malaysia Government Bond 3.480%, 03/15/2023	MYR	2,300,000	559,534

Mexico – 5.2%
Mexican Bonos 10.000%, 11/20/2036	MXN	1,000,000	62,376
Petroleos Mexicanos 7.190%, 09/12/2024(B)	MXN	20,000,000	908,053
6.750%, 09/21/2047(B)		80,000	83,508

			1,053,937

Peru – 1.3%
Peruvian Government International Bond 6.350%, 08/12/2028	PEN	800,000	270,202

Poland – 4.4%
Republic of Poland Government Bond 3.250%, 07/25/2025	PLN	3,100,000	899,632

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND DECEMBER 31, 2017 (Unaudited)

GLOBAL BONDS – continued

	Face Amount(1)		Value
Russia – 3.8%
Russian Federal Bond - OFZ 7.000%, 01/25/2023	RUB	45,000,000	$781,953

Senegal – 3.1%
Senegal Government International Bond 8.750%, 05/13/2021(B)		550,000	633,985

Singapore – 2.0%
Indika Energy Capital 5.875%, 11/09/2024		400,000	400,489

South Africa – 5.4%
Republic of South Africa Government Bond 8.250%, 03/31/2032	ZAR	10,500,000	776,305
5.875%, 09/16/2025		300,000	326,524

			1,102,829

Sri Lanka – 1.6%
Sri Lanka Government International Bond 6.250%, 07/27/2021(B)		300,000	319,192

Suriname – 1.4%
Republic of Suriname 9.250%, 10/26/2026(B)		270,000	290,250

Thailand – 4.0%
Thailand Government Bond 3.625%, 06/16/2023	THB	24,300,000	810,176

Turkey – 11.3%
Turkey Government Bond 10.700%, 02/17/2021	TRY	2,778,000	698,420
Turkey Government International Bond 7.000%, 06/05/2020		1,480,000	1,596,653

			2,295,073

Ukraine – 1.0%
Ukraine Government International Bond 7.375%, 09/25/2032(B)		200,000	196,578

United Kingdom – 1.8%
Vedanta Resources
Callable 08/09/2021 @ $103 6.125%, 08/09/2024(B)		350,000	357,126

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND DECEMBER 31, 2017 (Unaudited)

GLOBAL BONDS – continued

	Face Amount(1)		Value
Uruguay – 1.4%
Uruguay Government International Bond 9.875%, 06/20/2022(B)	UYU	1,800,000	$66,069
7.625%, 03/21/2036		150,000	213,720

			279,789

Zambia – 1.0%
Zambia Government International Bond 5.375%, 09/20/2022(B)		200,000	195,112

TOTAL GLOBAL BONDS
(Cost $19,199,542)			19,413,398

TOTAL INVESTMENTS – 95.6%
(Cost $19,199,542)			$19,413,398

Percentages are based on net assets of $20,298,090.
(1)	In U.S. dollars unless otherwise indicated.
(A)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors”. The total value of such securities as of December 31, 2017 was $7,147,381 and represents 35.2% of Net Assets.

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
EGP	Egyptian Pound
GHS	Ghanaian Cedi
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Inca
PLN	Polish Zloty
RUB	Russian Rubble
THB	Thai Bhat
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

THE ADVISORS’ INNER CIRCLE FUND III	BNP PARIBAS AM EMERGING MARKETS TOTAL RETURN FIXED INCOME FUND DECEMBER 31, 2017 (Unaudited)

As of December 31, 2017, all of the Fund’s investments were considered Level 2, in accordance with ASC-820.

For the period ended December 31, 2017, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. For the period ended December 31, 2017, there were no Level 3 securities.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended December 31, 2017, there here have been no significant changes to the Fund’s fair value methodologies.

BNP-QH-001-0100

Item 2.  Controls and Procedures

(a)  The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)  There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)    Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR § 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 1, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 1, 2018